Debt and Equity Securities of Aggregate Cost, Gross Unrealized Gains and Losses and Fair Value Pertaining to Available-for-Sale Securities and Held-to-Maturity Securities (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012	Mar. 31, 2011
Schedule of Investments [Line Items]
Held-to-maturity Securities, Cost	¥ 3,494,481	¥ 3,000,933
Held-to-maturity Securities, Gross unrealized gains	159,528	22,809
Held-to-maturity Securities, Gross unrealized losses	(4,499)	(48,221)
Held-to-maturity Securities, Fair value	3,649,510	2,975,521
Marketable securities, Cost	5,319,511	4,902,589
Marketable securities, Gross unrealized gains	275,833	117,339
Marketable securities, Gross unrealized losses	(14,185)	(68,497)
Marketable securities, Fair value	5,581,159	4,951,431
Japanese national government bonds
Schedule of Investments [Line Items]
Held-to-maturity Securities, Cost	3,404,069	2,902,342
Held-to-maturity Securities, Gross unrealized gains	157,740	22,420
Held-to-maturity Securities, Gross unrealized losses	(4,499)	(48,149)
Held-to-maturity Securities, Fair value	3,557,310	2,876,613
Japanese local government bonds
Schedule of Investments [Line Items]
Held-to-maturity Securities, Cost	12,592	18,912
Held-to-maturity Securities, Gross unrealized gains	277	218
Held-to-maturity Securities, Gross unrealized losses		(2)
Held-to-maturity Securities, Fair value	12,869	19,128
Japanese corporate bonds
Schedule of Investments [Line Items]
Held-to-maturity Securities, Cost	31,379	32,349
Held-to-maturity Securities, Gross unrealized gains	1,501	158
Held-to-maturity Securities, Gross unrealized losses		(67)
Held-to-maturity Securities, Fair value	32,880	32,440
Foreign corporate bonds
Schedule of Investments [Line Items]
Held-to-maturity Securities, Cost	46,441	47,330
Held-to-maturity Securities, Gross unrealized gains	10	13
Held-to-maturity Securities, Gross unrealized losses		(3)
Held-to-maturity Securities, Fair value	46,451	47,340
Debt Securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	1,764,336	1,820,673
Available-for-Sale, Gross unrealized gains	63,289	30,708
Available-for-Sale, Gross unrealized losses	(8,173)	(16,960)
Available-for-Sale, Fair value	1,819,452	1,834,421
Debt Securities | Japanese national government bonds
Schedule of Investments [Line Items]
Available-for-Sale, Cost	1,036,946	1,124,704
Available-for-Sale, Gross unrealized gains	55,384	24,032
Available-for-Sale, Gross unrealized losses	(879)	(4,971)
Available-for-Sale, Fair value	1,091,451	1,143,765
Debt Securities | Japanese local government bonds
Schedule of Investments [Line Items]
Available-for-Sale, Cost	33,513	22,845
Available-for-Sale, Gross unrealized gains	163	184
Available-for-Sale, Gross unrealized losses	(1)	(64)
Available-for-Sale, Fair value	33,675	22,965
Debt Securities | Japanese corporate bonds
Schedule of Investments [Line Items]
Available-for-Sale, Cost	293,885	332,567
Available-for-Sale, Gross unrealized gains	1,489	1,511
Available-for-Sale, Gross unrealized losses	(224)	(440)
Available-for-Sale, Fair value	295,150	333,638
Debt Securities | Foreign corporate bonds
Schedule of Investments [Line Items]
Available-for-Sale, Cost	377,609	332,316
Available-for-Sale, Gross unrealized gains	4,705	4,872
Available-for-Sale, Gross unrealized losses	(7,063)	(11,367)
Available-for-Sale, Fair value	375,251	325,821
Debt Securities | Other
Schedule of Investments [Line Items]
Available-for-Sale, Cost	22,383	8,241
Available-for-Sale, Gross unrealized gains	1,548	109
Available-for-Sale, Gross unrealized losses	(6)	(118)
Available-for-Sale, Fair value	23,925	8,232
Equity securities
Schedule of Investments [Line Items]
Available-for-Sale, Cost	60,694	80,983
Available-for-Sale, Gross unrealized gains	53,016	63,822
Available-for-Sale, Gross unrealized losses	(1,513)	(3,316)
Available-for-Sale, Fair value	¥ 112,197	¥ 141,489